AXP (SM)
                                                            Federal Income Fund
                                                         1999 SEMIANNUAL REPORT

American Express(R) Funds

(icon of) clock


AXP Federal Income Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

A  Comfortable
Compromise

Balancing risk and reward is something all investorsmust consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of AXPFederal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.


CONTENTS
From the Chairman                              3
From the Portfolio Manager                     3
Fund Facts                                     5
Financial Statements (Fund)                    6
Notes to Financial Statements (Fund)           9
Financial Statements (Portfolio)              15
Notes to Financial Statements (Portfolio)     18
Investments in Securities                     23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

 The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

 So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) James W. Snyder
James W. Snyder
Portfolio manager


From the Portfolio Manager

Rising interest rates put a damper on the bond market during the past six months. Still, AXP Federal Income Fund (Class A shares) fared relatively well, as it generated a positive total return of 1.17% (excluding the sales charge) for the first half of the fiscal year -- June through November 1999.

Although inflation had, to that point, shown little indication of getting out of hand, fixed-income investors found enough to worry Arne H. Carlson Chairman of the boardJames W. Snyder Portfolio managerSEMIANNUAL REPORT -- 1999about when the period began. Leading the list were an economy that, except for the second quarter of 1999, continued to show remarkably good growth; an extremely tight labor market; a run-up in the price of oil; and an occasionally weak dollar. That combination, many investors apparently concluded, probably would fan the fire under inflation before long. That view was reinforced by the actions of the Federal Reserve Board (the Fed), which raised short-term interest rates three times during the six months (in June, August and November) in an effort to cool off the economy and head off a potential spike in inflation.


SELLING PRESSURE INCREASES
The result of the hand-wringing and the Fed's actions was increased selling pressure on bonds, which caused interest rates to rise and, ultimately, caused prices to fall. Although the short- and intermediate-term securities the Fund invests in were less affected by the downturn than longer-maturity bonds, the negative environment did hurt the Fund's performance.

Also playing a role was a huge supply of new bonds, which tended to hold down prices on all non-U.S. Treasury issues, including the mortgage-backed securities that made up the bulk of the portfolio. Later in the period, the supply shrank somewhat, lending some much-needed support to the mortgage sector. That helped the Fund to turn things around during the fall, when it recorded three straight months of gains to finish in positive territory for the period as a whole.

Looking at the portfolio's asset mix, I kept the majority invested in mortgage-backed bonds issued by the Federal National Mortgage Association (commonly known as "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Most of the rest went into Treasury securities. At the outset of the period, the portfolio held a higher-than-usual level of cash reserves, which provided something of a cushion for the Fund's net asset value as interest rates rose. I gradually reduced the cash over the ensuing months. As is normally the case, I also maintained an investment in interest-rate futures contracts -- a form of derivatives -- to reduce volatility in the Fund's value.

As the second half of the fiscal year begins, fixed-income investors remain concerned that the Fed may find it necessary to push short-term interest rates still higher in upcoming months. Even if the Fed doesn't act, over the near term I think the bond market could continue to struggle in the face of that possibility. In light of that, I plan to maintain an emphasis on mortgage-backed securities, which I believe offer good investment value as well as potential for positive performance.

James W. Snyder

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $4.86
May 31, 1999                                                        $4.94
Decrease                                                            $0.08

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $0.13
From capital gains                                                  $ --
Total distributions                                                 $0.13

Total return*                                                      +1.17%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $4.86
May 31, 1999                                                        $4.94
Decrease                                                            $0.08

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $0.11
From capital gains                                                  $ --
Total distributions                                                 $0.11

Total return*                                                      +0.79%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1999                                                       $4.86
May 31, 1999                                                        $4.94
Decrease                                                            $0.08

Distributions -- June 1, 1999 - Nov. 30, 1999
From income                                                         $0.13
From capital gains                                                  $ --
Total distributions                                                 $0.13

Total return*                                                      +1.25%**

*The  prospectus  discusses the effect of sales charges,  if any, on the various classes.
**The total return is a  hypothetical  investment in the Fund with all
  distributions   reinvested.

Financial Statements
Statement of assets and liabilities
AXP Federal Income Fund, Inc.

Nov. 30, 1999 (Unaudited)

Assets
Investments in Government Income Portfolio (Note 1)                                   $3,198,438,797
                                                                                      --------------

Liabilities
Dividends payable to shareholders                                                          3,586,353
Accrued distribution fee                                                                      49,873
Accrued service fee                                                                              516
Accrued transfer agency fee                                                                   13,303
Accrued administrative services fee                                                            3,891
Other accrued expenses                                                                       842,851
Total liabilities                                                                          4,496,787
                                                                                           =========
Net assets applicable to outstanding capital stock                                    $3,193,942,010

Represented by
Capital stock-- $.01 par value (Note 1)                                               $    6,571,144
Additional paid-in capital                                                             3,321,801,296
Undistributed net investment income                                                        2,745,703
Accumulated net realized gain (loss)                                                     (88,983,198)
Unrealized appreciation (depreciation) on investments                                    (48,192,935)
Total -- representing net assets applicable to outstanding capital stock              $3,193,942,010
                                                                                      ==============
Net assets applicable to outstanding shares:    Class A                               $1,584,661,551
                                                Class B                               $1,421,827,603
                                                Class Y                               $  187,452,856
Net asset value per share of outstanding capital stock:
                                                Class A shares    326,018,416         $         4.86
                                                Class B shares    292,525,562         $         4.86
                                                Class Y shares     38,570,464         $         4.86

See accompanying notes to financial statements.

Statement of operations
AXP Federal Income Fund, Inc.

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Interest                                                                                $109,921,081
Expenses (Note 2):
Expenses allocated from Government Income Portfolio                                        8,477,753
Distribution fee
   Class A                                                                                 1,731,518
   Class B                                                                                 7,147,139
Transfer agency fee                                                                        1,581,079
Incremental transfer agency fee
   Class A                                                                                    84,407
   Class B                                                                                   107,932
Service fee
   Class A                                                                                   262,277
   Class B                                                                                   231,519
   Class Y                                                                                    94,754
Administrative services fees and expenses                                                    751,619
Compensation of board members                                                                  5,322
Printing and postage                                                                         311,187
Registration fees                                                                            257,567
Audit fees                                                                                     5,625
Other                                                                                          4,376
                                                                                           ---------
Total expenses                                                                            21,054,074
Earnings credits on cash balances (Note 2)                                                   (87,014)
                                                                                             -------
Total net expenses                                                                        20,967,060
                                                                                          ----------
Investment income (loss) -- net                                                           88,954,021
                                                                                          ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                (102,624,069)
   Financial futures contracts                                                           (14,543,926)
   Options contracts written                                                              43,094,665
                                                                                          ----------
Net realized gain (loss) on investments                                                  (74,073,330)
Net change in unrealized appreciation (depreciation) on investments                       17,557,863
                                                                                          ----------
Net gain (loss) on investments                                                           (56,515,467)
                                                                                         -----------
Net increase (decrease) in net assets resulting from operations                        $  32,438,554
                                                                                       =============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Federal Income Fund, Inc.
                                                                             Nov. 30, 1999                 May 31, 1999
                                                                           Six months ended                 Year ended
                                                                             (Unaudited)

Operations and distributions
Investment income (loss) -- net                                              $     88,954,021             $   150,349,144
Net realized gain (loss) on investments                                           (74,073,330)                 77,501,051
Net change in unrealized appreciation (depreciation) on investments                17,557,863                (129,440,332)
                                                                                   ----------                ------------
Net  increase  (decrease)  in net  assets  resulting  from  operations             32,438,554                  98,409,863
                                                                                   ----------                  ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                     (46,069,693)                (84,487,155)
      Class B                                                                     (35,088,924)                (58,371,770)
      Class Y                                                                      (5,310,448)                 (8,540,146)
   Net realized gain
      Class A                                                                          --                     (20,820,054)
      Class B                                                                          --                     (16,864,445)
      Class Y                                                                          --                      (1,996,962)
                                                                                    ----------                 ----------
Total distributions                                                               (86,469,065)               (191,080,532)
                                                                                  -----------                ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                        574,950,637               1,562,041,397
   Class B shares                                                                 686,744,405               1,583,549,222
   Class Y shares                                                                  41,024,098                 129,406,083
Reinvestment of distributions at net asset value
   Class A shares                                                                  37,256,637                  89,835,865
   Class B shares                                                                  32,045,697                  71,896,843
   Class Y shares                                                                   5,109,528                  10,549,694
Payments for redemptions

   Class A shares                                                                (722,981,494)             (1,284,658,374)
   Class B shares (Note 2)                                                       (771,243,520)             (1,162,611,233)
   Class Y shares                                                                 (46,999,042)                (62,510,919)
                                                                                  -----------                 -----------
Increase (decrease) in net assets from capital share transactions                (164,093,054)                937,498,578
                                                                                 ------------                 -----------
Total increase (decrease) in net assets                                          (218,123,565)                844,827,909
Net assets at beginning of period                                               3,412,065,575               2,567,237,666
                                                                                -------------               -------------
Net assets at end of period                                                    $3,193,942,010              $3,412,065,575
                                                                               ==============              ==============
Undistributed net investment income                                            $    2,745,703              $      260,747
                                                                               --------------              --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Federal Income Fund, Inc.
(Unaudited as to Nov. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio
The Fund invests all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:
o Class A $19.50
o Class B $20.50
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales charges received by the Distributor for distributing Fund shares were $42,681,775 for Class A and $1,802,722 for Class B for the six months ended Nov. 30, 1999.

During the six months ended Nov. 30, 1999, the Fund's transfer agency fees were reduced by $87,014 as a result of earnings credits from overnight cash balances.


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                               Six months ended Nov. 30, 1999
                                         Class A        Class B         Class Y
Sold                                  117,932,489    140,880,704      8,418,422
Issued for reinvested distributions     7,650,703      6,582,033      1,049,501
Redeemed                             (148,321,580)  (158,229,051)    (9,644,973)
                                     ------------   ------------     ----------
Net increase (decrease)               (22,738,388)   (10,766,314)      (177,050)

                                                     Year ended May 31, 1999
                                         Class A        Class B         Class Y
Sold                                  308,354,414    312,726,481     25,577,003
Issued for reinvested distributions    17,789,153     14,244,033      2,090,237
Redeemed                             (253,758,409)  (229,672,536)   (12,361,241)
                                     ------------   ------------    -----------
Net increase (decrease)                72,385,158     97,297,978     15,305,999


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 1999.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,
Per share income and capital changesa

                                                                                         Class A

                                                                        1999c     1999     1998     1997       1996b

Net asset value, beginning of period                                    $4.94      $5.08   $4.98    $4.92     $4.97

Income from investment operations:

Net investment income (loss)                                              .13        .27     .30      .32       .28

Net gains (losses) (both realized and unrealized)                        (.08)      (.07)    .10      .06      (.04)

Total from investment operations                                          .05        .20     .40      .38       .24

Less distributions:

Dividends from net investment income                                     (.13)      (.27)   (.30)    (.32)     (.29)

Distributions from realized gains                                         --        (.07)    --       --        --

Total distributions                                                      (.13)      (.34)   (.30)    (.32)     (.29)

Net asset value, end of period                                          $4.86      $4.94   $5.08    $4.98     $4.92

Ratios/supplemental data

Net assets, end of period (in millions)                                $1,585     $1,723  $1,403   $1,267    $1,095

Ratio of expenses to average daily net assetsd                           .92%e      .88%    .86%     .90%      .91%e

Ratio of net investment income (loss) to average daily net assets       5.58%e     5.36%   5.89%    6.37%     6.34%e

Portfolio turnover rate (excluding short-term securities)                303%       278%    159%     146%      115%

Total returnf                                                           1.17%      4.07%   8.15%    7.73%     5.04%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


Fiscal period ended May 31,
Per share income and capital changesa

                                                      Class B                               Class Y

                                     1999c    1999     1998    1997    1996b      1999c     1999     1998      1997      1996b

Net asset value,
beginning of period                  $4.94    $5.08    $4.98    $4.92   $4.96      $4.94    $5.08   $4.98     $4.92      $4.97

Income from investment operations:
Net investment income (loss)           .11      .23      .26      .28     .26        .13      .28     .30       .32        .29

Net gains (losses)
(both  realized and unrealized)       (.08)    (.07)     .10      .06    (.04)      (.08)    (.07)    .10       .06       (.04)

Total from  investment operations      .03      .16      .36      .34     .22        .05      .21     .40       .38        .25

Less distributions:

Dividends from net  investment income (.11)    (.23)    (.26)    (.28)   (.26)      (.13)    (.28)   (.30)     (.32)      (.30)

Distributions from  realized gains      --     (.07)      --      --       --         --     (.07)     --        --         --

Total distributions                   (.11)    (.30)    (.26)    (.28)   (.26)      (.13)    (.35)   (.30)     (.32)      (.30)

Net asset value,  end of period      $4.86    $4.94    $5.08    $4.98   $4.92      $4.86    $4.94   $5.08     $4.98      $4.92

Ratios/supplemental data

Net assets, end of period
(in millions)                       $1,422   $1,498   $1,045     $820    $520       $187     $191    $119      $115        $99

Ratio of expenses to
average daily net assetsd            1.67%e   1.63%    1.61%    1.66%   1.67%e      .78%e    .80%    .78%      .73%       .74%e

Ratio of net investment
income (loss) to average
daily net assets                     4.83%e   4.61%    5.13%    5.60%   5.59%e     5.76%e   5.44%   5.97%     6.54%      6.53%e

Portfolio turnover rate
(excluding short-term
securities)                           303%     278%     159%     146%    115%       303%     278%    159%      146%       115%

Total returnf                         .79%    3.31%    7.32%    6.90%   4.30%      1.25%    4.15%   8.23%     7.91%      5.22%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Financial Statements
Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,583,093,649)                                      $4,527,530,478
Cash in bank on demand deposit                                                  770,720
Accrued interest receivable                                                  26,978,644
Receivable for investment securities sold                                   726,259,440
U.S. government securities held as collateral (Note 5)                       74,105,757
                                                    -                        ----------
Total assets                                                              5,355,645,039

 Liabilities
Payable for investment securities purchased                                 245,854,032
Payable for securities purchased on a when-issued basis (Note 1)            827,200,077
Payable upon return of securities loaned (Note 5)                           858,622,632
Accrued investment management services fee                                       43,186
Other accrued expenses                                                           15,586
Securities sold short (Notes 1 and 3)                                       224,001,250
Options contracts written, at value (premium received $1,863,381) (Note 6)      577,500
Total liabilities                                                         2,156,314,263
                                                                          -------------
Net assets                                                               $3,199,330,776
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:

Interest                                                                   $110,029,262
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            8,307,540
Compensation of board members                                                     7,210
Custodian fees                                                                  129,730
Audit fees                                                                       16,875
Other                                                                            24,695
                                                                                 ------

Total expenses                                                                8,486,050
   Earnings credits on cash balances (Note 2)                                    (6,026)
                                                                                 ------
Total net expenses                                                            8,480,024
                                                                              ---------
Investment income (loss) -- net                                             101,549,238
                                                                            ===========

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                          (102,651,069)
   Financial futures contracts                                              (14,547,989)
   Options contracts written (Note 6)                                        43,106,240
                                                                             ----------
Net realized gain (loss) on investments                                     (74,092,818)
Net change in unrealized appreciation (depreciation) on investments          17,562,382
                                                                             ----------
Net gain (loss) on investments                                              (56,530,436)
                                                                            -----------

Net increase (decrease) in net assets resulting from operations           $  45,018,802
                                                                          =============

See accompanying notes to financial statements.



Statements of changes in net assets
Government Income Portfolio
                                                                      Nov. 30, 1999      May 31, 1999
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations
Investment income (loss) -- net                                      $   101,549,238   $   170,696,388
Net realized gain (loss) on investments                                  (74,092,818)       77,523,298
Net change in unrealized appreciation (depreciation) on investments       17,562,382      (129,475,710)
                                                                          ----------      ------------

Net increase (decrease) in net assets resulting from operations           45,018,802       118,743,976
Net contributions (withdrawals) from partners                           (260,136,460)      726,433,297
                                                                        ------------       -----------
Total increase (decrease) in net assets                                 (215,117,658)      845,177,273
Net assets at beginning of period                                      3,414,448,434     2,569,271,161
                                                                       -------------     -------------
Net assets at end of period                                           $3,199,330,776    $3,414,448,434
                                                                      ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Government Income Portfolio
(Unaudited as to Nov. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put and call options on U.S. government securities. The Portfolio also may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales
The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the Portfolio sold the security. The Portfolio will designate cash or liquid securities to cover its open short positions. The Portfolio also may engage in "short sales against the box," a form of short-selling that involves selling a security that the Portfolio owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows the Portfolio to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the Portfolio loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Portfolio.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $827,200,077.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $6,026 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,405,766,542 and $13,188,404,377, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 303%. Realized gains and losses are determined on an identified cost basis.

As of Nov. 30, 1999, the following securities were sold short.

Issuer                           Shares             Proceeds            Value
FNMA 30 6.5% TBA              100,000,000      $  96,027,500    $  95,218,750
FNMA 30 7.0% TBA              132,000,000        129,758,750      128,782,500
                              -----------        -----------      -----------
Total                         232,000,000       $225,786,250     $224,001,250

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 1999, investments in securities included securities valued at $79,306,974 that were pledged as collateral to cover initial margin deposits on 4,187 open purchase contracts and 26,942 open sale contracts. The market value of the open purchase contracts as of Nov. 30, 1999 was $453,558,223 with a net unrealized loss of $3,424,278. The market value of the open sale contracts as of Nov. 30, 1999 was $4,915,426,288 with a net unrealized gain of $7,442,411. See "Summary of significant accounting policies."


5. LENDING OF PORTFOLIO SECURITIES As of Nov. 30, 1999, securities valued at $831,697,825 were on loan to brokers. For collateral, the Portfolio received $784,516,875 in cash and U.S. government securities valued at $74,105,757. Income from securities lending amounted to $1,828,867 for the six months ended Nov. 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                         Six months ended Nov. 30, 1999
                                    Puts                            Calls
                       Contracts      Premium          Contracts      Premium
Balance May 31, 1999    2,351      $3,162,193           33,129     $15,694,987
Opened                 91,274      10,358,188          127,396      21,161,409
Closed                (19,800)     (3,579,800)         (18,634)     (6,090,420)
Exercised             (26,926)       (944,834)         (24,225)     (2,156,317)
Expired               (46,899)     (8,995,747)         (85,898)    (26,746,278)
                       -------      ----------          -------     -----------
Balance Nov. 30, 1999     --       $    --               31,768    $  1,863,381

See "Summary of significant accounting policies."

Investments in Securities
Government Income Portfolio
Nov. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (137.9%)
Issuer                                       Coupon            Principal       Value(a)
                                              rate               amount

Mortgage-backed securities (94.8%)
Federal Home Loan Mtge Corp
      08-01-00                                 7.50%        $533,757           $534,459
      07-01-03                                 6.50           14,695             14,543
      09-01-09                                 6.50        3,770,817          3,728,296
      10-01-10                                 7.00        9,619,092          9,600,983
      01-01-13                                 6.00       10,554,713         10,152,634
      04-01-14                                 6.00       40,772,405         39,089,199
      11-01-23                                 8.00       10,459,739         10,688,598
      05-01-24                                 7.50        4,173,151          4,175,738
      07-01-24                                 8.00        5,634,971          5,726,539
      01-01-25                                 9.00        4,844,869          5,065,892
      06-01-25                                 8.00        7,472,755          7,589,480
      08-01-25                                 8.00        1,936,790          1,967,043
      02-01-26                                 6.00       16,392,090         15,321,522
      05-01-26                                 9.00       10,511,805         11,004,598
      12-01-27                                 6.00      131,521,687        122,603,797
      01-01-28                                 6.00        2,700,713          2,504,912
      02-01-28                                 6.00       17,126,421         15,888,108
      09-01-28                                 6.00       18,063,603         16,772,530
      10-01-28                                 6.00       13,158,386         12,200,324
      06-01-29                                 6.50       22,397,890         21,361,988
      06-01-29                                 7.00       24,992,229         24,429,904
      07-01-29                                 6.50       46,205,287         44,068,293
      07-01-29                                 7.00       26,232,898         25,642,658
   Collateralized Mtge Obligation
      08-15-03                                 6.50       11,926,107         11,863,563
      11-15-22                                 4.00       44,310,000         38,703,686
      11-15-23                                 4.00        5,752,952          5,569,030
   Interest Only
      01-01-20                                10.00          148,557(c)          34,658
   Principal Only
      09-15-03                                 6.46        5,355,715(d)       4,554,977
      05-15-08                                 7.14        5,689,699(d)       4,577,541
      05-15-08                                 8.13        5,176,585(d)       4,538,409
      03-15-09                                 7.38        3,122,966(d)       2,717,957
      11-15-23                                 7.86          834,511(d)         699,373
Federal Natl Mtge Assn
      12-01-99                                 7.00          665,796            665,803
      09-01-07                                 8.50        2,370,176          2,454,996
      05-01-13                                 6.00       55,758,434         53,399,458
      06-01-13                                 6.00       45,747,139         43,811,712
      08-01-13                                 6.00       73,401,709         70,296,297
      09-01-13                                 6.00       16,961,409         16,243,822
      11-01-13                                 6.00       18,059,744         17,295,689
      12-01-13                                 5.50       12,670,878         11,879,502
      12-01-13                                 6.00        3,894,139          3,729,389
      01-01-14                                 5.50        2,420,206          2,269,049
      01-01-14                                 6.00        2,822,031          2,702,639
      02-01-14                                 5.50        9,449,676          8,852,761
      03-01-14                                 5.50          986,656            923,331
      03-01-14                                 6.00        4,502,543          4,312,054
      04-01-14                                 5.50      204,730,118(b)     191,897,108
      04-01-14                                 6.00        7,486,502          7,163,486
      05-01-14                                 5.50       26,928,315         25,200,027
      05-01-14                                 6.00       22,440,789         21,472,544
      06-01-14                                 5.50      140,365,986        131,568,971
      06-01-14                                 6.00       40,970,409         39,205,719
      06-01-14                                 6.50       54,091,984         52,928,078
      07-01-14                                 5.50       16,026,324         14,997,738
      07-01-14                                 6.00       61,021,396         58,388,532
      08-01-14                                 5.50      111,491,017        104,335,407
      08-01-14                                 6.00      153,241,104        146,634,185
      08-01-14                                 6.50       12,818,902         12,539,457
      09-01-14                                 6.00        4,277,195          4,092,650
      09-01-14                                 6.50       12,942,450         12,660,311
      12-01-14                                 6.50      217,910,000(b)     212,938,927
      12-01-14                                 7.00       66,000,000(b)      65,649,375
      08-01-19                                 6.50      156,798,051        149,447,358
      11-01-21                                 8.00        1,956,771          1,992,227
      03-01-23                                 9.00        1,346,060          1,416,728
      04-01-23                                 8.50        5,169,799          5,349,139
      08-25-23                                 6.00       14,400,000         12,897,484
      09-01-23                                 6.50       37,929,979         36,507,605
      09-01-23                                 8.50       17,837,634         18,489,778
      11-01-23                                 6.00        9,604,276          8,985,953
      12-01-23                                 7.00       12,291,293         12,053,088
      01-01-24                                 6.50       14,037,389         13,484,598
      06-01-24                                 9.00        4,232,807          4,449,739
      09-01-25                                 6.50       18,783,031         17,992,224
      11-01-25                                 6.50       18,878,120         18,087,504
      02-01-26                                 6.00          491,233            457,461
      02-01-26                                 8.00        1,973,967          2,001,721
      04-01-26                                 6.00          279,600            260,378
      05-01-26                                 7.50       13,156,512         13,123,621
      02-01-27                                 6.00        2,212,019          2,054,413
      04-01-27                                 6.00        5,077,269          4,715,514
      04-01-27                                 6.50       12,106,182         11,542,518
      04-01-27                                 7.00        7,535,944          7,364,049
      09-01-27                                 7.00        5,983,009          5,846,537
      03-01-28                                 6.00       21,088,896         19,565,175
      04-01-28                                 6.00       54,785,778(f,g)    50,812,971
      05-01-28                                 6.00        9,147,403          8,484,875
      05-01-28                                 6.50       19,714,399         18,807,309
      07-01-28                                 6.00        9,517,515          8,828,180
      09-01-28                                 6.00       91,710,631         85,037,536
      10-01-28                                 6.00       16,471,458         15,267,065
      10-01-28                                 6.50       47,177,378         45,010,167
      06-01-29                                 6.50       41,463,694         39,536,168
      07-01-29                                 6.50      142,278,766        135,609,281
      09-01-29                                 6.50          534,214            509,171
      09-01-29                                 7.00       70,227,246         68,637,299
      10-01-29                                 7.00      109,722,540        107,233,502
      11-01-29                                 6.50       13,768,107         13,122,659
      11-01-29                                 7.00       17,732,885         17,325,767
      11-01-29                                 7.50       22,000,000         21,931,559
      12-01-29                                 5.50      132,000,000(b)     123,461,249
   Collateralized Mtge Obligation
      09-25-08                                 4.50       38,000,000         34,235,021
      11-25-08                                 5.50        2,084,009          2,006,963
      10-25-10                                 4.50        6,368,130          6,156,772
      07-25-12                                 7.00        2,371,887          2,361,000
      01-25-19                                 3.00        4,997,335          4,834,123
      08-25-23                                 6.50       15,000,000         14,125,050
      05-18-26                                 5.00       17,000,000         14,614,144
   Interest Only
      08-01-18                                 9.50%         $45,980(c)         $11,653
      01-15-20                                10.00        2,197,879(c)         600,878
      02-25-22                                 9.50          347,971(c)          84,864
      07-25-22                                 8.50        7,739,013(c)       1,977,326
   Inverse Floater
      08-25-23                                 6.78          687,961(h)         609,829
      03-25-24                                 7.98        1,030,465(h)         886,507
   Principal Only
      06-25-21                                12.57          281,048(d)         231,288
Govt Natl Mtge Assn
      08-20-19                                11.00          142,126            158,293

Total                                                                     3,034,493,530

U.S. government obligations (41.3%)
Collateralized Mtge Acceptance Corp
      12-15-30                                 6.50           74,487             73,396
Resolution Funding Corp
   Zero Coupon
      04-15-06                                 5.74        4,803,000(i)       3,173,540
      04-15-08                                 5.88       21,250,000(i)      12,218,960
      07-15-08                                 6.13       48,500,000(i)      27,385,224
      01-15-09                                 5.76       24,173,000(i)      13,237,836
      07-15-09                                 5.91       32,646,000(i)      17,234,999
      10-15-12                                 8.04        8,400,000(i)       3,521,049
      04-15-17                                 7.28       37,700,000(i)      11,602,514
      07-15-17                                 7.28        6,650,000(i)       2,012,084
      01-15-18                                 7.20        8,000,000(i)       2,342,552
      10-15-18                                 7.87        7,500,000(i)       2,092,433
U.S. Treasury
      07-31-01                                 5.50       26,600,000(f,g)    26,402,628
      08-19-01                                 5.50       44,000,000         43,638,320
      09-30-01                                 5.63      374,000,000(e,f,g) 371,527,859
      10-31-01                                 5.88      228,800,000(e)     228,289,775
      04-30-02                                 6.63       10,000,000         10,137,890
      02-15-03                                10.75       15,000,000(f,g)    16,968,323
      08-15-03                                 5.75       18,500,000(e)      18,271,525
      11-15-03                                 4.25        1,950,000          1,825,688
      02-15-04                                 4.75      154,000,000(e)     146,423,200
      05-15-04                                 5.25       44,000,000(e)      42,515,000
      05-15-04                                12.38        7,000,000          8,641,774
      08-15-05                                 6.50        5,000,000          5,068,184
      08-15-05                                10.75         4,750,00(f)       5,744,148
      05-15-06                                 6.88       12,600,000(e)      13,012,603
      07-15-06                                 7.00       98,500,000(e)     102,392,612
      11-15-08                                 4.75       10,100,000(e)       9,077,375
      05-15-09                                 5.50      160,600,000(e)     152,770,750
   Zero Coupon
      11-15-04                                 5.65       33,000,000(f,g,i)  24,254,762

Total                                                                     1,321,857,003

Other (1.8%)
California Infrastructure-
   Pacific Gas & Electric Series 1997-1
      09-25-05                                 6.32       20,400,000         20,186,820
   San Diego Gas & Electric
      03-25-03                                 6.07        7,500,000          7,487,625
      09-25-05                                 6.19        6,000,000          5,906,700
   Southern California Edison
      03-25-03                                 6.17       13,895,000         13,884,579
GMAC Commercial Mtge Securities
   Series 1997-C2 Cl A1
      12-15-04                                 6.45        9,081,798          8,907,246

Total                                                                        56,372,970

Total bonds
(Cost: $4,467,777,598)                                                   $4,412,723,503

Option purchased (0.04%)
Issuer                                      Shares          Exercise           Expiration        Value(a)
                                             price            date

Put
U.S. Treasury Bonds                         1,500,000          $97           Dec. 1999          $1,218,750

Total option purchased
(Cost: $1,617,188)                                                                              $1,218,750

Short-term securities (3.6%)
Issuer                                    Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (3.4%)
Federal Home Loan Bank Disc Nts
      12-22-99                                 5.21%      $6,600,000         $6,578,139
      02-02-00                                 5.59        6,300,000          6,232,576
      02-18-00                                 5.60        8,000,000          7,892,978
      02-23-00                                 5.65        2,200,000          2,168,729
Federal Home Loan Mtge Corp Disc Nts
      12-10-99                                 5.20        1,800,000          1,797,405
      01-10-00                                 5.60        5,000,000          4,966,118
      01-12-00                                 5.52        1,600,000          1,589,527
      02-01-00                                 5.59          700,000            692,626
      02-18-00                                 5.63       10,500,000         10,359,533
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.24        1,300,000          1,299,602
      12-08-99                                 5.26        4,800,000          4,794,229
      12-17-99                                 5.25          500,000            498,676
      01-21-00                                 5.61        5,900,000          5,847,454
      01-25-00                                 5.57        9,400,000          9,311,274
      01-28-00                                 5.59          300,000            296,969
      02-02-00                                 5.61        1,000,000            989,298
      02-17-00                                 5.60       37,500,000         37,004,603
      02-24-00                                 5.65        6,400,000          6,307,961
Total                                                                       108,627,697

Commercial paper (0.2%)
Bell Atlantic
      01-18-00                                 5.85        5,000,000          4,960,528

Total short-term securities
(Cost: $113,698,863)                                                       $113,588,225

Total investments in securities
(Cost: $4,583,093,649)(j)                                                $4,527,530,478

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $827,200,077.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                          Notional amount

Purchase contracts
Eurodollar Sept. 2004, 90-day                                $25,500,000
U.S. Treasury Notes March 2000, 2-year                         5,100,000
U.S. Treasury Notes March 2000, 5-year                       388,100,000

Sale contracts
Eurodollar March 2000, 90-day                                 86,500,000
Eurodollar March 2001, 90-day                                 97,700,000
Eurodollar March 2003, 90-day                                152,200,000
Eurodollar March 2004, 90-day                                112,500,000
Eurodollar June 2000, 90-day                                  86,500,000
Eurodollar June 2001, 90-day                                  27,900,000
Eurodollar June 2002, 90-day                                  68,800,000
Eurodollar June 2003, 90-day                                 152,200,000
Eurodollar June 2004, 90-day                                 112,500,000
Eurodollar Sept. 2000, 90-day                                 86,500,000
Eurodollar Sept. 2001, 90-day                                 28,900,000
Eurodollar Sept. 2002, 90-day                                 68,800,000
Eurodollar Sept. 2003, 90-day                                152,200,000
Eurodollar Dec. 2000, 90-day                                 $97,700,000
Eurodollar Dec. 2002, 90-day                                 152,200,000
Eurodollar Dec. 2003, 90-day                                 114,700,000
Eurodollar Dec. 1999, 90-day                                  33,700,000
U.S. Treasury Bonds Dec. 1999                                 82,700,000
U.S. Treasury Bonds March 2000                                30,800,000
U.S. Treasury Notes Dec. 1999, 5-year                         68,200,000
U.S. Treasury Notes Dec. 1999, 10-year                       503,100,000
U.S. Treasury Notes March 2000                               376,900,000

(g) At Nov. 30, 1999, securities valued at $79,302,013 were held to cover open call options written as follows:

Issuer                            Principal    Exercise  Expiration     Value(a)
                                    amount     Price        Date
Federal Natl Mtge Assn              $880,000    $96      Dec. 1999       $68,750
Federal Natl Mtge Assn               880,000     98      Dec. 1999       110,000
Federal Natl Mtge Assn               880,000     98      Dec. 1999        55,000
Federal Natl Mtge Assn               440,000     97      Dec. 1999        41,250
U.S. Treasury Note Futures Dec. 1999 968,000     98      Dec. 1999       302,500
Total                                                                   $577,500

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1999. Inverse floaters in the aggregate represent 0.05% of the Portfolio's net assets as of Nov. 30, 1999.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $4,581,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation               $16,878,000
Unrealized depreciation               (70,824,000)
                                      -----------
Net unrealized depreciation          $(53,946,000)

American
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AXP Federal Income Fund
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Mpls, MN  55440-0010

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